Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
State corporate tax rate		0.30%
Carried forward amount (in Dollars)	$ 174,490
Statutory tax rate	23.00%
Income tax expense (in Dollars)	$ 69	$ 129
Israel [Member]
Income Taxes [Line Items]
State corporate tax rate	23.00%	23.00%	23.00%
UNITED STATES
Income Taxes [Line Items]
Federal tax	21.00%
Minimum [Member] | UNITED STATES
Income Taxes [Line Items]
State corporate tax rate	6.50%	6.50%	6.50%
Maximum [Member] | UNITED STATES
Income Taxes [Line Items]
State corporate tax rate	11.50%	11.50%	11.50%